Deferred Income	12 Months Ended
Dec. 31, 2024
Deferred Income [Abstract]
Deferred income	Note 13. Deferred income Deferred income consisted of the following:
	As of December 31, 2024	As of December 31, 2023
Government grant income	$46,874	$65,495
Total deferred income	$46,874	$65,495